Accrued liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2021
Accrued liabilities and provisions
Schedule of accrued liabilities and provisions

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2020	11,239,325	118,139	1,070,266	12,427,730
Increase in abandonment costs	500,868	—	—	500,868
Effect of business combination (Note 12)	—	329,123	618,760	947,883
Additions	242,435	261,785	210,619	714,839
Uses	(548,133)	(13,453)	(334,922)	(896,508)
Financial costs	292,329	3,925	7,272	303,526
Foreign currency translation	152,212	4,466	34,774	191,452
Transfers	11,283	(19)	31,153	42,417
Balance as of December 31, 2021	11,890,319	703,966	1,637,922	14,232,207
Current	1,041,674	59,843	488,601	1,590,118
Non-current	10,848,645	644,123	1,149,321	12,642,089
	11,890,319	703,966	1,637,922	14,232,207

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2019	8,835,420	137,429	945,439	9,918,288
Increase in abandonment costs	2,307,453	—	—	2,307,453
Additions	143,320	32,108	237,181	412,609
Uses	(291,793)	(31,709)	(106,448)	(429,950)
Financial costs	258,464	—	—	258,464
Effect of control loss in subsidiaries (Note 28)	(23,874)	(20,117)	—	(43,991)
Adjustment on fair value for business combination	31,137	—	—	31,137
Foreign currency translation	37,239	428	5,476	43,143
Transfers	(58,041)	—	(11,382)	(69,423)
Balance as of December 31, 2020	11,239,325	118,139	1,070,266	12,427,730
Current	949,638	46,844	224,627	1,221,109
Non-current	10,289,687	71,295	845,639	11,206,621
	11,239,325	118,139	1,070,266	12,427,730

	Asset		Environmental
	retirement		contingencies and
	obligation	Litigation	others	Total
Balance as of December 31, 2018	6,719,275	127,945	906,792	7,754,012
Increase in abandonment costs	2,188,928	—	—	2,188,928
Additions	112,486	58,913	90,854	262,253
Uses	(410,191)	(45,342)	(59,755)	(515,288)
Financial costs	226,803	—	3	226,806
Foreign currency translation	(5,240)	79	1,211	(3,950)
Transfers	3,359	(4,166)	6,334	5,527
Balance as of December 31, 2019	8,835,420	137,429	945,439	9,918,288
Current	589,411	28,662	171,224	789,297
Non–current	8,246,009	108,767	774,215	9,128,991
	8,835,420	137,429	945,439	9,918,288

Schedule of litigations

	2021	2020
Damages to third parties due to hydrocarbon easement in a building near the Cartagena Refinery.	11,019	11,019
CTEEP Regulatory Contingency: Billing Eletrobras – RBNI Corresponds to the collection action filed by Eletrobras against ISA CTEEP requesting the return of the value charged in excess by the company as part of the payment of the compensation resulting from the extension of Concession Contract No. 059/2001 under Law No. 12,783/201, relating to NI facilities (new investments) that had been transferred to the company by Eletrobras.	27,993	—
Second instance rulings unfavorable to the interests of Ecopetrol, related to public works contributions, for which they have a unified sentence and that could be subject to collection by the tax authority	203,160	—

Schedule of unrecorded contingent liabilities

	2021		2020
	Number of		Number of
Type of process	processes	Proceedings	processes	Proceedings
Constitutional	86	1,336,966	254	15,810,766
Ordinary administrative	146	1,867,591	158	726,557
Labor	788	87,175	674	57,136
Civil	58	13,148	55	6,363
Penal	1	—	2	595
	1,079	3,304,880	1,143	16,601,417

Schedule of contingent assets

	2021		2020
	Number of		Number of
Type of process	processes	Proceedings	processes	Proceedings
Ordinary administrative	62	217,550	109	404,830
Arbitration	1	78,600	2	138,386
Civil	188	23,258	171	87,871
Penal	72	55,385	149	61,466
Labor	185	4,714	132	3,555
Constitutional	4	—	5	—
	512	379,507	568	696,108